First Trust Core Investment Grade ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
First Trust Core Investment Grade ETF | First Trust Core Investment Grade ETF
Prospectus [Line Items]
Annual Return [Percent]	2.32%